Income Taxes (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Income Taxes Details Narrative Abstract
Net tax loss carry-forwards	$ (17,132,786)	$ 15,888,098	$ 11,627,532
Expire period	2038	2038